Offerings	Dec. 19, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	$750,000,000 4.904% Senior Fixed Rate Notes due 2030
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825
Offering Note	1 Final prospectus supplement .
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	$500,000,000 5.491% Senior Fixed Rate Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note	1 Final prospectus supplement .